Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 1,344,909	$ 1,246,481
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	1,344,909	1,246,481
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	1,005,209	928,160
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	336,587	312,118
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 3,113	$ 6,203